Intangible (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of goodwill and intangible assets with indefinite useful life

	03/31/2025	12/31/2024
Goodwill - Facepa	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil	170,859	170,859
Other (1)	5,097	5,097
	8,192,339	8,192,339

Schedule of intangible assets with determined useful life

		03/31/2025	12/31/2024
Opening balance		5,709,964	6,557,009
Additions		11,836	161,779
Amortization		(250,523)	(1,008,824)
Closing balance		5,471,277	5,709,964
Represented by	Average rate %
Non-competition agreements	5.00	4,430	4,508
Port concessions	3.94	644,282	632,253
Supplier agreements	12.66	22,221	25,925
Port service contracts	4.23	513,119	520,459
Cultivars	14.28	15,293	20,391
Trademarks and patents	8.35	166,419	170,306
Customer portfolio	9.09	3,899,654	4,104,900
Supplier agreements	17.64	232	295
Software	20.80	193,822	201,476
Other	10.00	11,805	29,451
		5,471,277	5,709,964

Cost		12,552,386	12,540,497
Amortization		(7,081,109)	(6,830,533)
Closing balance		5,471,277	5,709,964